Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000199172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.40%	3.46%	5.20%
C000199171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.59%	3.55%	5.29%
C000199169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.85%	1.99%	4.15%
Without Sales Load [Member] | C000199170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.33%	2.43%	4.16%
Without Sales Load [Member] | C000199169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.13%	3.21%	4.95%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	11.19%	10.92%
Lipper Global Real Estate Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Real Estate Funds Classification Average
Average Annual Return, Percent	7.86%	2.76%	3.85%
FTSE EPRA Nareit Developed Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/Nareit Developed Index (Net)
Average Annual Return, Percent	9.58%	2.76%	3.00%